Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following is a table summarizing the components the components of our accrued expenses as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
Accrued expenses to a related party port agent	$417	$313
Scorpio Ship Management S.A.M. (SSM)	161	33
Scorpio MR Pool Limited	—	375
Accrued expenses to related parties	578	721

Suppliers	15,193	15,938
Accrued interest	5,156	4,282
Accrued short-term employee benefits	3,908	11,231
Other accrued expenses	71	21
	$24,906	$32,193